SUMMARY OF MATERIAL ACCOUNTING POLICIES - Equity Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other financial assets non current	$ 41,403	$ 34,864
Other current financial assets	3,100	15,418
Equity instruments
Disclosure of financial assets [line items]
Gain related to the outcome stock	418
Other financial assets non current	32,955	28,743
Other current financial assets	$ 0	$ 611